Taxes (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Taxes [Abstract]
Current income tax	$ 5,144,962	$ 4,517,336	$ 3,510,546
Adjustments to prior years’ tax	(68,270)	0	0
Deferred income tax	723,576	25,710	(2,800,193)
Income tax expenses	$ 5,800,268	$ 4,543,046	$ 710,353